Note 20 - Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of components of inventories [text block]
	2022	2021

Consumable stores	19,155	21,516
Gold in progress and Ore stock-pile	689	243
Provision for obsolete stock	(1,510)	(947)
	18,334	20,812